TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
TAXATION
Schedule of components of the Group's (loss)/income before income tax expense

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands, except for percentages)
(Loss)/income before income tax expense	(59,681)	474,579	2,109,528
Loss from non-China operations	(12,943)	(11,125)	(13,479)
(Loss)/income from China operations	(46,738)	485,704	2,123,007
Income tax expense applicable to China operations	58,258	234,227	132,222
Effective tax rate for China operations	(124.6)%	48.2%	6.2%

Schedule of current and deferred portion of income tax expense of the Company's China subsidiaries, VIEs, and subsidiaries of the VIEs

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Current income tax expense	11,204	230,663	74,046
Deferred income tax expense	47,054	3,564	58,176
Income tax expense	58,258	234,227	132,222

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for the Group's China operations

	For the Year Ended December 31,
	2016	2017	2018
Statutory EIT rate	25.0%	25.0%	25.0%
Change of tax position*	—	—	(3.7)%
Effect of tax holidays	—	(12.3)%	(7.0)%
Tax effect of non-deductible expense	(24.2)%	(0.1)%	(0.5)%
Changes in valuation allowance*	(125.4)%	35.6%	(7.6)%
Effective tax rate for China operations	(124.6)%	48.2%	6.2%

*The Group’s PRC subsidiaries completed 2017 annual tax filings with relevant tax authorities in May 2018. The tax filing results provided additional insights as to the pre-tax deduction of qualified provision for credit losses of financing receivables. Accordingly, current income tax liability of RMB78.0 million and valuation allowance of RMB114.7 million recognized as of December 31, 2017 in relation to the Group’s provision for credit losses of financing receivables were reversed in 2018.

Schedule of effect of tax holiday related to China operations

	For the Year Ended December 31,
	2016	2017	2018
	(In thousands, except for per share data)
Tax holiday effect	—	59,877	148,350
Basic net income per share effect	—	0.53	0.44
Diluted net income per share effect	—	0.43	0.41

Schedule of components of the deferred tax assets and liabilities

The components of the deferred tax assets are as follows:

	As of December 31,
	2017	2018
	(RMB in thousands)
Deferred tax assets
—Provision for credit losses	241,901	86,900
—Net operating loss carryforwards	7,040	8,642
—Accrued expenses and others	36,408	5,841
Less: valuation allowance	(246,508)	(6,785)
Net deferred tax assets	38,841	94,598

The components of the deferred tax liabilities are as follows:

	As of December 31,
	2017	2018
	(RMB in thousands)
Deferred tax liabilities
—Contract assets and service fees receivable	—	187,183
Net deferred tax liabilities	—	187,183

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Balances at beginning of the year	(17,864)	(76,526)	(246,508)
Additions	(58,662)	(175,849)	(5,245)
Reversals	—	5,867	244,968
Balances at end of the year	(76,526)	(246,508)	(6,785)